Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
26.	SUBSEQUENT EVENTS

Public Offering of Common Stock

On February 6, 2012, we completed an underwritten public offering of 8,050,000 shares of our common stock, which included 1,050,000 shares of common stock issued upon the full exercise of the underwriters’ over-allotment option, at a public offering price of $9.25 per share. The net proceeds of the transaction are expected to be approximately $70.6 million, after deducting underwriting discounts, commissions and estimated offering expense. We have used the proceeds of the offering to repay borrowings under our Senior Credit Facility.

Senior Credit Facility

On May 7, 2012, we entered into an amendment to the Senior Credit Facility to increase the borrowing base to $265.0 million from $255.0 million. On September 30, 2012, we entered into an amendment to the Senior Credit Facility to increase the borrowing base under to $290.0 million from $265.0 million.

Sale of Interest in Keystone Midstream

On May 29, 2012, we closed the sale of our ownership in Keystone Midstream, which we had accounted for as an equity method investment. The base consideration for the sale was $483.2 million after adjustments for closing cash, working capital and outstanding debt. Our net proceeds at closing totaled $121.4 million, net of $3.3 million for our share of transactional costs which were recorded as Gain (Loss) on Equity Method Investments on our Consolidated Statement of Operations. We have used the proceeds to pay down amounts outstanding under our Senior Credit Facility and for working capital. The amount received at closing excluded approximately $14.3 million to be held in escrow and paid out over the course of the next twelve months. We will recognize the escrow amount in income as it is received. Also included in the proceeds at closing was approximately $3.8 million funded by other sellers in the transaction as consideration for our entry into an amendment to our gas gathering, compression and processing agreement. This consideration is primarily recorded as Other Deposits and Liabilities on our Consolidated Balance Sheet and will be recognized in earnings over the term of the gas gathering, compression and processing agreement. We recognized a gain on the sale of our investment in Keystone Midstream of approximately $92.7 million, which was recorded as Other Income (Expense) in our Consolidated Statement of Operations.

DJ Basin

During October 2012, we sold 100% of our acreage holdings in the states of Nebraska and Colorado for proceeds of approximately $3.6 million. The carrying value of these holdings as of September 30, 2012 was approximately $1.3 million and was classified as Assets Held for Sale on our Consolidated Balance Sheet. Subsequent to the sale of these holdings, approximately $9.1 million in carrying value remains on our Consolidated Balance Sheet and classified as Assets Held for Sale for acreage holdings in the state of Wyoming.

Ethane Transportation Agreement

During October 2012, we entered into an ethane transportation agreement with Enterprise Liquids Pipeline LLC (“Enterprise”) to transport ethane produced in our Butler County, Pennsylvania operated area from certain delivery points to a natural gas storage complex at Mont Belvieu in the state of Texas where it will ultimately be marketed and sold. During the term of the agreement we are obligated to provide from 3,000 barrels of ethane per day, at a minimum, to 11,000 barrels of ethane per day, at a maximum, and pay a fee for any shortfalls of these volumes. The term of the agreement is expected to begin in July 2014 and ending in June 2029. In the event that we do not provide any ethane for transportation, we may be obligated to pay approximately $0 in 2012, $0 in 2013, $3.6 million in 2014, $10.7 million in 2015, $17.8 million in 2016 and $324.3 million thereafter. These amounts are determined based on current agreement transportation rates. In connection with the entry into the transportation agreement, we concurrently entered into a guaranty agreement whereby we have guaranteed the payment of obligations under the transportation agreement up to a maximum of $356.3 million.